Income Taxes - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Working capital movements	$ 247,563	$ 693,465
Property and equipment		6,925
Net loss carryforward - Foreign	443,100	135,568
Net loss carryforward - US	5,815,807	3,752,678
	6,506,470	4,588,636
Less valuation allowance	(6,506,470)	(4,588,636)
Intangible assets	(3,291,978)	(1,222,514)
Deferred Tax Liability	$ (3,291,978)	$ (1,222,514)